OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Prepaid expenses		$ 539	$ 3,263
Government departments and agencies		2,880	3,227
Related parties			367
Total	$ 7,166	$ 3,419	$ 6,857